Fair Value Measurements (Tables)	24 Months Ended
Oct. 31, 2012
Financial Instruments Measured At Fair Value

The following table presents the financial instruments measured at fair value on a recurring basis as of October 31, 2012:

	As of October 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Marketable securities:
U.S. Treasury bills	$420	$—	$—	$420
Other	46	—	—	46

Total assets	$466	$—	$—	$466

Liabilities
Derivative financial instruments:
Commodity contracts	$—	$4	$—	$4
Guarantees	—	—	7	7

Total liabilities	$—	$4	$7	$11

The following table presents the financial instruments measured at fair value on a recurring basis as of October 31, 2011:

	As of October 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Marketable securities:
U.S. Treasury bills	$283	$—	$—	$283
Other U.S. and non-U.S. government bonds	415	—	—	415
Other	20	—	—	20
Derivative financial instruments:
Commodity contracts	—	—	1	1
Foreign currency contracts	—	3	—	3

Total assets	$718	$3	$1	$722

Liabilities
Derivative financial instruments:
Commodity contracts	$—	$3	$3	$6
Foreign currency swaps	—	4	—	4
Guarantees	—	—	6	6

Total liabilities	$—	$7	$9	$16

Changes In Level 3 Financial Instruments

The tables below present the changes for those financial instruments classified within Level 3 of the valuation hierarchy:

	2012			2011
(in millions)	Guarantees	Retained interests	Commodity contracts	Guarantees	Retained interests	Commodity contracts
Balance at November 1	$(6)	$—	$(2)	$—	$53	$2
Total gains (realized/unrealized) included in earnings (A)	—	—	—	—	—	2
Transfers out of Level 3	—	—	2	—	—	—
Issuances	(1)	—	—	(6)	—	—
Settlements	—	—	—	—	(53)	(6)

Balance at October 31	$(7)	$—	$—	$(6)	$—	$(2)

Change in unrealized gains on assets and liabilities still held	$—	$—	$—	$—	$—	$(2)

(A)	For commodity contracts, gains are included in Cost of products sold.

Financial Instruments Measured At Fair Value On Nonrecurring Basis

The following table presents the financial instruments measured at fair value on a nonrecurring basis:

	Level 2
(in millions)	2012	2011
Finance receivables (A)	$5	$5

(A)	Certain impaired finance receivables are measured at fair value on a nonrecurring basis. An impairment charge is recorded for the amount by which the carrying value of the receivables exceeds the fair value of the underlying collateral, net of remarketing costs. As of October 31, 2012, impaired receivables with a carrying amount of $14 million had specific loss reserves of $9 million and a fair value of $5 million. As of October 31, 2011, impaired receivables with a carrying amount of $15 million had specific loss reserves of $10 million and a fair value of $5 million. Fair values of the underlying collateral are determined by reference to dealer vehicle value publications adjusted for certain market factors.

Carrying Values and Estimated Fair Values of Financial Instruments

The carrying values and estimated fair values of financial instruments are summarized in the tables below:

	As of October 31, 2012
	Estimated Fair Value				Carrying Value
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Retail notes	$—	$—	$613	$613	$618
Notes receivable	—	—	27	27	27
Liabilities
Debt:
Manufacturing operations
Senior Secured Term Loan Credit Facility, due 2014	—	—	1,047	1,047	991
8.25% Senior Notes, due 2021	899	—	—	899	872
3.0% Senior Subordinated Convertible Notes, due 2014(A)	514	—	—	514	520
Debt of majority-owned dealerships	—	—	60	60	60
Financing arrangements	—	—	102	102	136
Loan Agreement related to 6.5% Tax Exempt Bonds, due 2040	—	234	—	234	225
Promissory Note	—	—	29	29	30
Other	—	—	67	67	67
Financial Services operations
Asset-backed debt issued by consolidated SPEs, at various rates, due serially through 2019	—	—	994	994	994
Bank revolvers, at fixed and variable rates, due dates from 2013 through 2019	—	—	734	734	763
Commercial paper, at variable rates, due serially through 2013	31	—	—	31	31
Borrowings secured by operating and finance leases, at various rates, due serially through 2017	—	—	79	79	78

	As of October 31, 2011
	Estimated Fair Value				Carrying Value
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Retail notes	$—	$—	$954	$954	$958
Notes receivable	—	—	47	47	47
Liabilities
Debt:
Manufacturing operations
8.25% Senior Notes, due 2021	1,131	—	—	1,131	967
3.0% Senior Subordinated Convertible Notes, due 2014(A)	633	—	—	633	497
Debt of majority-owned dealerships	—	—	88	88	94
Financing arrangements	—	—	112	112	114
Loan Agreement related to 6.5% Tax Exempt Bonds, due 2040	—	234	—	234	225
Promissory Note	—	—	39	39	40
Other	—	—	26	26	39
Financial Services operations
Asset-backed debt issued by consolidated SPEs, at various rates, due serially through 2018	—	—	1,695	1,695	1,664
Bank revolvers, at fixed and variable rates, due dates from 2013 through 2017	—	—	1,091	1,091	1,072
Commercial paper, at variable rates, due serially through 2012	70	—	—	70	70
Borrowings secured by operating and finance leases, at various rates, due serially through 2017	—	—	70	70	70

(A)	The carrying value represents the consolidated financial statement amount of the debt which excludes the allocation of the conversion feature to equity, while the fair value is based on quoted market prices for the convertible note which includes the equity feature.